FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company
and Contract Owners of First Investors Life Variable Annuity Fund A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Delaware VIP Fund for Income sub-account that comprises First Investors Life Variable Annuity Fund A (the Separate Account) as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-account as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual fund. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut
April 12, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Statement of Assets and Liabilities

December 31, 2020

Delaware VIP
Fund for Income
Assets:
Investments at net asset value (note 3):
Number of shares	640,611
Cost	$4,210,781
Total assets	$4,125,536

Liabilities:
Payable to Nassau Life Insurance Company	2,486
Net assets	4,123,050
Net assets represented by
contracts in accumulation period	$4,123,050

Outstanding Units:
301,555
Unit Value:
$13.686

See accompanying notes to financial statements

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Statement of Operations

Year ended December 31, 2020

Delaware VIP
Fund for Income
Investment income:
Income:
Dividends	$260,979

Expenses:
Mortality and expense risks (note 5)	31,310
Administrative charges (note 5)	—

Total expenses	31,310
Net investment income (loss)	229,669

Realized gain on investments:
Realized gain distributions	—
Realized gain (loss) on investments	(88,529)
Realized gains (losses)	(88,529)
Change in unrealized appreciation
(depreciation) on investments	137,394

Net increase (decrease) in net
assets resulting from operations	$278,534

See accompanying notes to financial statements

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware VIP
	Fund for Income
	2020	2019
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$229,669	$249,083
Realized gain distributions	—	—
Realized gain (loss) on investments	(88,529)	(59,484)
Change in unrealized appreciation (depreciation) on investments	137,394	386,279

Net increase (decrease) in net assets resulting from operations	278,534	575,878

From contract transactions:
Net insurance premiums from contract owners	—	—
Transfers between sub-accounts	—	—
Transfers for contract benefits and terminations	(1,170,990)	(595,203)

Increase (decrease) in net assets derived from contract transactions	(1,170,990)	(595,203)
Net increase (decrease) in net assets	(892,456)	(19,325)

Net assets:
Beginning of year	5,015,506	5,034,831
End of year	$4,123,050	$5,015,506

See accompanying notes to financial statements

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

(1)	Organization

First Investors Life Variable Annuity Fund A (“Separate Account A”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY.

Separate Account A was established by Foresters Life Insurance and Annuity Company (“FLIAC”) and operates in accordance with the regulations of the New York State Department of Financial Services (the “NYDFS”). On July 1, 2020, NNY completed its acquisition of 100% of the outstanding common stock of FLIAC from The Independent Order of Foresters, after receipt of insurance regulatory approval by the NYDFS. Effective July 8, 2020, FLIAC merged into NNY pursuant to a merger agreement.

Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Assets of Separate Account A have been used to purchase shares in diversified investment funds. Until October 4, 2019, the assets of Separate Account A were used to purchase shares of First Investors Life Series Fund for Income (the “Fund”), an open-end diversified management investment company registered under the 1940 Act. On October 4, 2019, each series of the First Investors Life Series Funds managed by Foresters Investment Management Company (“FIMCO”), an affiliate of FLIAC, reorganized into a substantially similar series of the Delaware VIP Trust, managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust.

NNY offers a variable annuity contract through Separate Account A. New policies are no longer available for sale. Policyholders may continue to make additional payments under their respective Policy. In addition, contract holders are able to convert their policies to a Tax Tamer I product offered through First Investors Life Variable Annuity Fund C. Tax Tamer I is no longer available for sale but it does offer more investment options for the contract holder.

The contract holder directs the deposits into the sub-account that comprises Separate Account A and bears the investment risk if the sub-account does not meet its stated investment objectives. The Delaware VIP Fund for Income sub-account was formerly named Fund for Income.

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

NNY and Separate Account A are subject to regulation by the NYDFS and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other assets and liabilities and are legally insulated and not subject to claims against the NNY’s general account assets.

(2)	Significant Accounting Policies

	(a)	Basis of Presentation

The financial statements of Separate Account A are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

	(b)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	(c)	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account A is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account A has the ability to access.

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account A’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between the Levels in the FASB fair value hierarchy during the year ended December 31, 2020.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820 to add, remove, and modify fair value measurement disclosure requirements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019. Separate Account A adopted the provisions of this guidance for its fiscal year beginning January 1, 2020 and adoption did not have an impact on the financial position, results of operations or changes in net assets of Separate Account A.

(d)	Subsequent Events

Management has evaluated subsequent events from the balance sheet date through April 12, 2021, the date that the financial statements were available to be issued.

The Company is continuously monitoring the market and economic turbulence arising from COVID-19, which was declared a pandemic in March 2020 by the World Health Organization. The pandemic, along with efforts to slow and manage the spread of the virus, have resulted in unprecedented impacts on the economy; however, significant monetary support by the Federal Reserve has softened the impact of COVID-19 on capital markets. These conditions directly and indirectly affect the companies in which Separate Account A’s underlying Fund invests, which has impacted the valuation of the Fund. While capital markets have improved, the fundamental impacts of COVID-19 persist and will continue to do so until vaccines are widely available and administered. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on Separate Account A at this time, although it could be material. To date Fund shares continue to be redeemed in the normal course of business at the current NAV.

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

(e)	Investments

Shares of the Fund held by the sub-account of Separate Account A are valued at net asset value (“NAV”) per share of the Fund, which values the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Fund’s redemption and sufficient transaction volumes exists. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

(f)	Investment Income

Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Fund is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

(g)	Federal Income Taxes

NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of Separate Account A are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examination by tax authorities for years before 2016. Separate Account A is not taxed as a regulated investment company under Subchapter M of the Code. Under current provision of the Code, NNY does not expect to incur federal income taxes on the earnings of Separate Account A to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made to Separate Account A for federal income taxes. NNY will periodically review the tax liability of Separate Account A in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against Separate Account A.

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

(3)	Investments

At December 31, 2020, Separate Account A held 640,611 shares of the Fund at a NAV of $6.44, or a fair value of $4,125,536. The cost basis of the investment was $4,210,781. The cost of purchases totaled $277,024 and proceeds from sales totaled $1,218,846 for the year ended December 31, 2020.

(4)	Changes in Units

The net decrease in units of 91,509 during 2020 is comprised of 1,252 units issued and 92,761 units redeemed. The net decrease in units of 47,023 during 2019 is comprised of 0 units issued and 47,023 units redeemed.

(5)	Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by NNY from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2020.

(6)	Financial Highlights
	Net assets
				Investment
				income ratio	Expense ratio	Total return
	Units	Unit value ($)	($000s)	(%)[1]	(%)[2]	(%)[3]
Delaware VIP
Fund for Income:
December 31:
2020	301,555	13.686	4,123	5.99	0.75	7.14
2019	393,064	12.774	5,016	6.75	0.75	11.94
2018	440,087	11.412	5,035	6.43	0.75	(3.31)
2017	518,049	11.803	6,122	5.15	0.75	6.03
2016	595,190	11.132	6,636	5.64	0.75	10.29

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FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND A

Notes to Financial Statements

December 31, 2020

1.

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2.

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3.

These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

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